SCHEDULE OF CONTRACT LIABILITIES ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Beginning Balance as of January 1, 2021	$ 198,606	$ 18,514	$ 16,014
Issued	638,501	859,383	24,733
Redeemed	(635,391)	(623,348)	(21,764)
Breakage recognized	(54,247)	(55,943)	(469)
Ending balance as of December 31, 2021	147,469	198,606	18,514
Redeemed	$ 635,391	623,348	21,764
Greens Natural Foods, Inc. [Member]
Beginning Balance as of January 1, 2021		$ 289,359	327,006
Issued			87,782
Redeemed			125,429
Ending balance as of December 31, 2021			289,359
Redeemed			$ (125,429)